Revenues - Schedule of Partnership Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Partnership's revenue		$ 1,416,424	$ 1,110,284	$ 1,152,390
Revenue related to settlement agreement	$ 55,000
Amount due to the Partnership		96,000
Amount payable in late 2020		22,000
Amount payable in late 2021		$ 19,000
Payables to be reduced (as a percentage)		40.00%
FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		$ 481,700	458,388	495,223
Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		198,448	170,703	148,367
Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		410,237	345,254	336,521
Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		62,142	88,864	107,834
Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		101,759	47,075	64,445
Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		162,138	0	0
Non-lease revenue - related to sales type or direct financing leases
Segment Reporting Information [Line Items]
Partnership's revenue		4,547	5,813	6,203
Voyage charters - towage
Segment Reporting Information [Line Items]
Partnership's revenue		53,327	38,771	37,952
Non-lease
Segment Reporting Information [Line Items]
Partnership's revenue		220,012	44,584	44,155
Eliminations
Segment Reporting Information [Line Items]
Partnership's revenue		(920)	(8,886)	0
Eliminations | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Eliminations | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Eliminations | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Eliminations | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Eliminations | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		(920)	(8,886)	0
Eliminations | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		0
FPSO Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue		533,186	458,388	495,223
FPSO Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		481,700	458,388	495,223
FPSO Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FPSO Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FPSO Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FPSO Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FPSO Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		51,486
Shuttle tanker segment
Segment Reporting Information [Line Items]
Revenue related to settlement agreement		55,000
Shuttle tanker segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue		636,413	536,852	509,596
Shuttle tanker segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Shuttle tanker segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		198,448	170,703	148,367
Shuttle tanker segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		294,112	284,281	251,217
Shuttle tanker segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		44,759	69,568	91,994
Shuttle tanker segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		28,027	12,300	18,018
Shuttle tanker segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		71,067
FSO segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue		136,557	66,901	54,440
FSO segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FSO segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FSO segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		116,125	47,605	38,600
FSO segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		17,383	19,296	15,840
FSO segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
FSO segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		3,049
UMS Segment
Segment Reporting Information [Line Items]
Revenue related to settlement agreement		36,500
UMS Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue		36,536	4,236	34,433
UMS Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
UMS Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
UMS Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	4,236	34,433
UMS Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
UMS Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
UMS Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		36,536
Towage segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue		53,327	38,771	37,952
Towage segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Towage segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Towage segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Towage segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Towage segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		53,327	38,771	37,952
Towage segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		0
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue		21,325	14,022	20,746
Conventional Tanker Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Conventional Tanker Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue		0	0	0
Conventional Tanker Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	9,132	12,271
Conventional Tanker Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue		0	0
Conventional Tanker Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue		21,325	$ 4,890	$ 8,475
Conventional Tanker Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue		$ 0